Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents
Cash and cash equivalents, maximum maturity period (in months)	3
Short-term investments
Minimum initial maturities of short-term investments (in months)	3
Fair Value of Financial Instruments
Carrying amount of long-term debt	$ 9,300,000,000
Estimated fair value of long-term debt	10,800,000,000
Fair value of outstanding letters of credit	6,000,000	6,000,000
Activity in the allowance for doubtful trade accounts receivable
Beginning balance	182,000,000	224,000,000	189,000,000
Additions charged to bad debt expense	129,000,000	73,000,000	135,000,000
Write-offs charged to allowance	(122,000,000)	(115,000,000)	(100,000,000)
Ending balance	189,000,000	182,000,000	224,000,000
Components of property and equipment
Property and equipment, gross	15,400,000,000	14,283,000,000
Accumulated depreciation and amortization	(6,933,000,000)	(5,961,000,000)
Property and equipment, net	8,467,000,000	8,322,000,000
Property and equipment under capital leases	211,000,000	191,000,000
Building
Components of property and equipment
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	40
Building improvements
Components of property and equipment
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	40
Property and equipment, gross	2,404,000,000	2,265,000,000
Leasehold improvements
Components of property and equipment
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	40
Property and equipment, gross	3,021,000,000	2,866,000,000
Fixtures
Components of property and equipment
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	10
Equipment
Components of property and equipment
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	10
Internally developed software
Components of property and equipment
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	10
Land
Components of property and equipment
Property and equipment, gross	1,295,000,000	1,247,000,000
Fixtures and equipment
Components of property and equipment
Property and equipment, gross	7,582,000,000	7,148,000,000
Software
Components of property and equipment
Property and equipment, gross	$ 1,098,000,000	$ 757,000,000